Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$ 3,110,000	$ 3,126,000
Valuation allowance	(3,110,000)	(3,126,000)
Net deferred tax asset	$ 0	$ 0